Operating Segments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues from external customers	$ 1,492,988	$ 1,355,139	$ 1,108,621
Inter-segment revenues
Revenue	1,492,988	1,355,139	1,108,621
Unallocated corporate expenses	(2,113)	(3,472)	(2,713)
Depreciation and amortization	48,734	43,646	32,370
Operating income (loss)	109,617	72,806	88,500
Financial expenses, net	(8,290)	(21,119)	(11,586)
Group's share of profits of companies accounted for at equity, net	369	1,124	349
Taxes on income	24,301	13,371	21,163
Net income	77,395	39,440	56,100
Adjustments [Member]
Disclosure of operating segments [line items]
Revenues from external customers	(66,153)	(66,816)	(38,262)
Inter-segment revenues	(5,119)	(5,812)	(6,128)
Revenue	(71,272)	(72,628)	(44,390)
Unallocated corporate expenses	(2,113)	(3,472)	(2,713)
Depreciation and amortization	(3,712)	(3,724)	(3,292)
Operating income (loss)	(4,354)	(6,104)	(4,197)
Matrix [Member]
Disclosure of operating segments [line items]
Revenues from external customers	878,188	790,946	660,012
Inter-segment revenues	2,869	3,679	2,578
Revenue	881,057	794,625	662,590
Unallocated corporate expenses
Depreciation and amortization	8,554	6,855	6,513
Operating income (loss)	61,264	54,337	48,776
Sapiens [Member]
Disclosure of operating segments [line items]
Revenues from external customers	289,707	269,194	216,190
Inter-segment revenues
Revenue	289,707	269,194	216,190
Unallocated corporate expenses
Depreciation and amortization	26,249	21,969	14,227
Operating income (loss)	16,799	(5,053)	20,636
Magic [Member]
Disclosure of operating segments [line items]
Revenues from external customers	282,205	256,207	198,096
Inter-segment revenues	2,170	1,933	3,550
Revenue	284,375	258,140	201,646
Unallocated corporate expenses
Depreciation and amortization	12,562	13,611	11,608
Operating income (loss)	31,698	25,956	21,087
Other [Member]
Disclosure of operating segments [line items]
Revenues from external customers	109,041	105,608	72,585
Inter-segment revenues	80	200
Revenue	109,121	105,808	72,585
Unallocated corporate expenses
Depreciation and amortization	5,081	4,935	3,314
Operating income (loss)	$ 4,210	$ 3,670	$ 2,198